Cryptocurrencies	6 Months Ended
Jun. 30, 2025
Cryptocurrencies [Abstract]
CRYPTOCURRENCIES
10.	CRYPTOCURRENCIES

As of June 30, 2025 and December 31, 2024, the Group’s cryptocurrencies consist of the following:

In thousands of USD	At June 30, 2025	At December 31, 2024
Cryptocurrencies other than USDC	169,306	77,535
USDC	34	2
Total cryptocurrencies	169,340	77,537

The details of cryptocurrencies are as follows:

	Periods ended June 30,
In thousands of USD	2025	2024
Cost:
Beginning balances	78,479	15,377
Additions	210,126	184,296
Disposal and payments	(117,271)	(173,928)
Ending balances	171,334	25,745
Impairment:
Beginning balances	(942)	(6)
Additions	(1,052)	(823)
Ending balances	(1,994)	(829)
Net book value:
Beginning balances	77,537	15,371
Ending balances	169,340	24,916

The supplemental information of cryptocurrencies other than USDC is as follows:

	Periods ended June 30,
In thousands of USD	2025	2024
Cost:
Beginning balances	78,477	15,342
Additions	185,866	180,185
Disposal and payments	(93,043)	(169,785)
Ending balances	171,300	25,742
Impairment:
Beginning balances	(942)	(6)
Additions	(1,052)	(823)
Ending balances	(1,994)	(829)
Net book value:
Beginning balances	77,535	15,336
Ending balances	169,306	24,913

The management’s estimates of impairment provision of cryptocurrencies other than USDC are made based on the current market prices of cryptocurrencies as of each balance sheet date. Fluctuations in the market price of cryptocurrencies after the balance sheet date are not considered in determining the provision for impairment of cryptocurrencies other than USDC.